Disposals of subsidiaries - Disposals of subsidiaries financial impacts (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	May 31, 2023	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2022
Net assets disposed of:
Property, plant and equipment		¥ 304,219				¥ 266,235	¥ 320,816
Deferred tax assets		76,938				53,560	61,163
Prepayments		20,450				16,986
Inventories		15,581				14,907
Trade and other receivables		21,655				18,379
Cash and cash equivalents		62,336				42,836
Contract liabilities		(193,042)				(193,931)
Income tax liabilities		(12,157)				(12,123)
Lease liabilities		(119,701)				(93,366)	¥ (126,656)
Non-controlling interests		15,258				21,111
Reserve		(1,228,135)				¥ (1,229,630)
Disposals of subsidiaries | Nanchang Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd
Net assets disposed of:
Property, plant and equipment					¥ 3,480
Deferred tax assets					1,449
Prepayments					306
Inventories					1,165
Trade and other receivables					298
Trade payables and other payables					(5,005)
Lease liabilities					(7,496)
Non-controlling interests					6,589
Net assets of subsidiary					786
Gain (Loss) on disposal of subsidiary					2,214
Cash consideration					3,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received					1,500
Net cash inflow in respect of disposal of subsidiary					1,500
Disposals of subsidiaries | Changsha Peng'ai Aesthetic Medical Hospital Co., Ltd
Net assets disposed of:
Property, plant and equipment					15,425
Goodwill					176
Deferred tax assets					3,435
Prepayments					159
Inventories					1,843
Trade and other receivables					1,844
Cash and cash equivalents					52
Trade payables and other payables					(7,461)
Contract liabilities					(51)
Income tax liabilities					(506)
Lease liabilities					(8,304)
Non-controlling interests					11,551
Net assets of subsidiary					18,163
Gain (Loss) on disposal of subsidiary					(13,543)
Cash consideration					4,620
Disposals of subsidiaries | Changsha Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received					3,150
Cash and cash equivalents disposed of					(52)
Net cash inflow in respect of disposal of subsidiary					¥ 3,098
Disposals of subsidiaries | Shenzhen Miaoyan Medical Technology Investment Co., Ltd
Net assets disposed of:
Property, plant and equipment				¥ 25
Intangible assets				6
Deferred tax assets				6
Prepayments				192
Investment in associate				860
Trade and other receivables				20,294
Cash and cash equivalents				26
Trade payables and other payables				(16,558)
Contract liabilities				(13)
Income tax liabilities				(209)
Reserve				(5)
Net assets of subsidiary				4,992
Gain (Loss) on disposal of subsidiary				(3,092)
Cash consideration				1,900
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received				1,900
Cash and cash equivalents disposed of				(26)
Net cash inflow in respect of disposal of subsidiary				¥ (1,874)
Disposals of subsidiaries | Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd
Net assets disposed of:
Property, plant and equipment			¥ 543
Intangible assets			24
Trade and other receivables			508
Cash and cash equivalents			76
Trade payables and other payables			(995)
Net assets of subsidiary			156
Gain (Loss) on disposal of subsidiary			(156)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash and cash equivalents disposed of			(76)
Net cash outflow in respect of disposal			¥ (76)
Disposals of subsidiaries | Stargaze Wealth Limited
Net assets disposed of:
Property, plant and equipment		842
Prepayments		1
Assets held-for-sale		1,083
Trade and other receivables		16,690
Cash and cash equivalents		974
Trade payables and other payables		(18,114)
Exchange reserve		136
Net assets of subsidiary		1,612
Gain (Loss) on disposal of subsidiary		(1,612)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash and cash equivalents disposed of		(974)
Net cash outflow in respect of disposal		¥ (974)
Disposals of subsidiaries | Shanghai Pengai Medical Technology Co., Ltd.
Net assets disposed of:
Deferred tax assets	¥ 65
Trade and other receivables	3,583
Cash and cash equivalents	1
Trade payables and other payables	(1,543)
Net assets of subsidiary	2,106
Gain (Loss) on disposal of subsidiary	(2,106)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash and cash equivalents disposed of	(1)
Net cash outflow in respect of disposal	¥ (1)